Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Share Premium	Contribution to Equity by Controlling Shareholder	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 60	$ 49,474	$ 5,972	$ (1,254)	$ (36,568)	$ 17,684
Balance (in Shares) at Dec. 31, 2022	47,635,875
Net income (loss)					(12,055)	(12,055)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)				77		77
Unrealized loss on available-for-sale securities, net of realized gain (loss) reclassification				1,086		1,086
Share-based compensation			2,724			2,724
Foreign currency translation				(53)		(53)
Balance at Dec. 31, 2023	$ 60	49,474	8,696	(144)	(48,623)	9,463
Balance (in Shares) at Dec. 31, 2023	47,635,875
Net income (loss)					19,647	19,647
Realized loss on available-for sale securities reclassification				(265)		(265)
Unrealized gain (loss) on investments				600		600
Reclassification of translation differences				356		356
Share-based compensation			1,212			1,212
Foreign currency translation				44		44
Balance at Dec. 31, 2024	$ 60	49,474	9,908	591	(28,976)	$ 31,057	[1]
Balance (in Shares) at Dec. 31, 2024	47,635,875					47,635,875	[1]
Net income (loss)					(51,223)	$ (51,223)
Unrealized gain (loss) on investments				140		140
Realized loss on available-for sale securities reclassification adjustment into net income (loss)				(710)		(710)
Share-based compensation			328			328
Foreign currency translation				(22)		(22)
Balance at Dec. 31, 2025	$ 60	$ 49,474	$ 10,236		$ (80,199)	$ (20,429)
Balance (in Shares) at Dec. 31, 2025	47,635,875					47,635,875

[1]	After retrospective application of SAB 122 – see Note 3a